Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) $ in Millions	9 Months Ended
Sep. 30, 2025 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	$ 7,762
End of period	7,331
Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
End of period	60
Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
End of period	2,556
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
End of period	4,240
Computer
Reconciliation of changes in property, plant and equipment [abstract]
End of period	22
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
End of period	453
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	33,780
Additions	391
Acquisitions	70
Asset retirement cost adjustment	(33)
Transfers from construction in progress	0
Disposals	(1,030)
Effect of exchange rate changes	54
End of period	33,232
Cost | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	91
Additions	1
Acquisitions	0
Asset retirement cost adjustment	0
Transfers from construction in progress	0
Disposals	0
Effect of exchange rate changes	1
End of period	93
Cost | Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	7,769
Additions	3
Acquisitions	5
Asset retirement cost adjustment	(39)
Transfers from construction in progress	23
Disposals	(15)
Effect of exchange rate changes	8
End of period	7,754
Cost | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	25,248
Additions	13
Acquisitions	62
Asset retirement cost adjustment	(6)
Transfers from construction in progress	102
Disposals	(1,011)
Effect of exchange rate changes	44
End of period	24,464
Cost | Computer
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	458
Additions	0
Acquisitions	0
Asset retirement cost adjustment	0
Transfers from construction in progress	3
Disposals	(3)
Effect of exchange rate changes	0
End of period	458
Cost | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	214
Additions	374
Acquisitions	3
Asset retirement cost adjustment	0
Transfers from construction in progress	(128)
Disposals	(1)
Effect of exchange rate changes	1
End of period	463
Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(26,018)
Additions	(869)
Transfers from construction in progress	0
Disposals	1,024
Effect of exchange rate changes	(38)
End of period	(25,901)
Accumulated Depreciation and Impairment | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(31)
Additions	(2)
Transfers from construction in progress	0
Disposals	0
Effect of exchange rate changes	0
End of period	(33)
Accumulated Depreciation and Impairment | Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(5,038)
Additions	(170)
Transfers from construction in progress	1
Disposals	15
Effect of exchange rate changes	(4)
End of period	(5,198)
Accumulated Depreciation and Impairment | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(20,510)
Additions	(685)
Transfers from construction in progress	1
Disposals	1,006
Effect of exchange rate changes	(34)
End of period	(20,224)
Accumulated Depreciation and Impairment | Computer
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(427)
Additions	(12)
Transfers from construction in progress	0
Disposals	3
Effect of exchange rate changes	0
End of period	(436)
Accumulated Depreciation and Impairment | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(12)
Additions	0
Transfers from construction in progress	(2)
Disposals	0
Effect of exchange rate changes	0
End of period	$ (10)